LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	42,488	40,107
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	56,031	23,959

Schedule of ROU assets and lease liabilities

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Right-of-use assets	55,471	45,393
Operating lease liabilities-current	30,704	29,143
Operating lease liabilities-non current	21,664	11,853

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended,	Year ended,
	December 31, 2022	December 31, 2023
	RMB	RMB
Weighted-average remaining lease term	1.95	1.60
Weighted-average discount rate	4.65%	4.06%

Schedule of maturities of operating lease liabilities

Year ended,
December 31, 2022
RMB
2023	31,212
2024	19,841
2025	3,306
2026 and thereafter	—
Total undiscounted lease payments	54,359
Imputed interest	(1,991)
Total lease liabilities	52,368

Year ended,
December 31, 2023
RMB
2024	29,671
2025	12,164
2026	353
2027 and thereafter	—
Total undiscounted lease payments	42,188
Imputed interest	(1,192)
Total lease liabilities	40,996